U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

            1. Name and address of issuer:

                First Defined Portfolio Fund, LLC
                1001 Warrenville Road
                Lisle, IL  60532

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [X]

3.     Investment Company Act File Number:

             811-09235

       Securities Act File Number:

             333-72447

4(a).   Last day of fiscal year for which this Form is filed:

            December 31, 1999

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
       (See Instruction A.2) [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form. [ ]

5.     Calculation of registration fee:

(i).   Aggregate sale price of securities sold
       during the fiscal year pursuant to section
       24(f):

                                                                 $        0.00
                                                                  ------------

(ii). Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                   $       0.00
                                                   ------------

(iii). Aggregate price of securities  redeemed or
       repurchased  during any prior fiscal year
       ending no earlier than October 11, 1995
       that were not previously used to reduce
       registration fees payable to the Commission:
                                                   $         0.00
                                                   --------------

(iv). Total available redemption credits
      [add Items 5(ii) and 5(iii)]:
                                                                  $        0.00
                                                                  -------------

(v).  Net sales - if Item 5(i) is greater than
      Item 5(iv)  [subtract  Item 5(iv)
      from Item 5(i)]:

                                                                 $         0.00
                                                                 --------------

(vi). Redemption  credits  available  for use
      in future years - if Item 5(i) is
      less than Item 5(iv) [subtract Item 5(iv)
      from Item 5(i)]:
                                                  $      - 0 -
                                                  ------------

(vii). Multiplier for determining registration fee
                                                                      X .000264
                                                                      ---------

(viii). Registration fee due [multiply Item 5(v)
        by Item 5(vii)] (See x Instruction C.9):
       (enter "0" if no fee is due)
                                                                 =$         0.00
                                                                 ---------------
                                                                 ---------------

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                                                             -0-

7. Interest due - if this Form is being filed more than 90 days
   after the end of the issuer's fiscal year (see Instruction D):  +    $   0.00

8. Total of the amount of the  registration  fee due plus any
   interest due [line 5(viii) plus line 7]:                        =    $   0.00


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  [ ]  Wire Transfer
                  [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                                    /s/Mark Bradley
                                    ---------------------------------
                                    Mark Bradley
                                    Treasurer, Controller, Chief Financial
                                    Officer and Chief Accounting Officer


Date: 03-24-00
- ---------------------------

* Please print the name and title of the signing officer below the signature.